Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 398,176,402	$ 420,907,815
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	395,410,199	418,101,563
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,766,203	2,806,252
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	398,176,402	420,907,815
Fair Value, Measurements, Recurring | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	282,816,400	269,110,901
Fair Value, Measurements, Recurring | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	17,166,394	38,421,301
Fair Value, Measurements, Recurring | State, county and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	95,427,405	110,569,360
Fair Value, Measurements, Recurring | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,766,203	2,806,253
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	395,410,199	418,101,562
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	282,816,400	269,110,901
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	17,166,394	38,421,301
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | State, county and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	95,427,405	110,569,360
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,766,203	2,806,253
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 2,766,203	$ 2,806,253